Financial instruments (Details 2) ₽ in Millions, € in Millions, £ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 RUB (₽)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 RUB (₽)
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 72.0			$ 193.5
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				3.0
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	38.0			20.0
Forward contract| EUR - US$| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €					€ 95.0
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £		£ 31.0
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £						£ 14.1
Option contract| US - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	65.0
Option contract| US - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				80.0
Option contract| US - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 240.0
Option contract| US - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				$ 180.0
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽			₽ 1,080.0
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽							₽ 150.0